Risks arising from financial instruments	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Risks arising from financial instruments
28.	Risks arising from financial instruments
FINANCIAL ASSETS AND FINANCIAL LIABILITIES
Set out below is an overvi
e
w of financial assets
1
and liabilities held by the company as at the dates indicated:

	31 December 2021				31 December 2020
		At fair				At fair
		value	At fair			value	At fair
	At	through	value		At	through	value
	amortized	profit or	through		amortized	profit or	through
Million US dollar	cost	loss	OCI	Total	cost	loss	OCI	Total
Trade and other receivables	4 607	—	—	4 607	4 493	—	—	4 493
Unquoted debt (debt instruments)	22	—	—	22	22	—	—	22
Quoted debt (debt instruments)	—	374	—	374	—	396	—	396
Unquoted companies (equity instruments)	—	—	139	139	—	—	115	115
Derivatives not designated in hedge accounting relationships:
Equity swaps	—	—	—	—	—	27	—	27
Interest rate swaps	—	20	—	20	—	45	—	45
Cross currency interest rate swaps	—	52	—	52	—	7	—	7
Derivatives designated in hedge accounting relationships:
Foreign exchange forward contracts	—	—	238	238	—	—	480	480
Foreign currency futures	—	—	—	—	—	—	36	36
Interest rate swaps	—	—	17	17	—	—	35	35
Cross currency interest rate swaps	—	—	60	60	—	—	100	100
Commodities	—	—	282	282	—	—	235	235

Financial assets	4 629	446	736	5 811	4 515	475	1 001	5 991

Non-current	526	73	115	714	588	79	174	841
Current	4 103	373	621	5 097	3 927	396	827	5 150
Trade and other payables	22 074	—	—	22 074	20 807	—	—	20 807
Interest-bearing loans and borrowings:
Secured bank loans	628	—	—	628	702	—	—	702
Unsecured bank loans	106	—	—	106	294	—	—	294
Unsecured bond issues	85 726	—	—	85 726	93 725	—	—	93 725
Unsecured other loans	40	—	—	40	83	—	—	83
Commercial paper	—	—	—	—	1 522	—	—	1 522
Bank overdrafts	53	—	—	53	5	—	—	5
Lease liabilities	2 277	—	—	2 277	2 234	—	—	2 234
Derivatives not designated in hedge accounting relationships:
Equity swaps	—	5 412	—	5 412	—	5 353	—	5 353
Cross currency interest rate swaps	—	172	—	172	—	446	—	446
Foreign exchange forward contracts	—	26	—	26	—	321	—	321
Derivatives designated in hedge accounting relationships:
Foreign exchange forward contracts	—	—	103	103	—	—	370	370
Foreign currency futures	—	—	37	37	—	—	5	5
Cross currency interest rate swaps	—	—	98	98	—	—	264	264
Commodities	—	—	35	35	—	—	26	26
Equity swaps	—	—	—	—	—	—	21	21
Interest rate swaps	—	—	3	3	—	—	—	—

Financial liabilities	110 904	5 610	276	116 790	119 372	6 120	686	126 178

Non-current	88 182	100	—	88 282	96 748	1 758	—	98 506
Current	22 722	5 510	276	28 508	22 624	4 362	686	27 672

1	Cash and short-term deposits are not included in this overview.

DERIVATIVES
AB InBev’s activities expose it to a variety of financial risks: market risk (including currency risk, fair value interest rate risk, cash flow interest risk, commodity risk and equity risk), credit risk and liquidity risk. The company analyses each of these risks individually as well as on a combined basis and defines strategies to manage the economic impact on the company’s performance in line with its financial risk management policy.
AB InBev primarily uses the following derivative instruments: foreign currency rate agreements, exchange traded foreign currency futures, interest rate swaps and forwards, cross currency interest rate swaps (“CCIRS”), commodity swaps, exchange traded commodity futures and equity swaps.
The table below provides an overview of the notional amounts of derivatives outstanding as at the dates indicated by maturity bucket.

	31 December 2021					31 December 2020
	< 1	1-2	2-3	3-5	> 5	< 1	1-2	2-3	3-5	> 5
Million US dollar	year	years	years	years	years	year	years	years	years	years
Foreign currency
Forward exchange contracts	12 599	29	—	—	—	18 505	290	—	—	—
Foreign currency futures	1 617	—	—	—	—	2 218	—	—	—	—
Interest rate
Interest rate swaps	1 500	1 000	—	—	—	—	1 500	1 000	—	—
Cross currency interest rate swaps	4 614	1 400	1 173	1 573	1 453	513	5 658	1 400	1 866	789
Other interest rate derivatives	—	—	—	—	—	—	—	—	—	—
Commodities
Aluminum swaps	1 241	—	—	—	—	1 184	—	—	—	—
Other commodity derivatives	1 034	—	—	—	—	644		—	—	—
Equity
Equity derivatives	11 469	—	—	—	—	10 234	2 326	—	—	—
FOREIGN CURRENCY RISK
AB InBev is subject to foreign currency risk when contracts are denominated in a currency other than the functional currency of the entity. This includes borrowings, investments, (forecasted) sales, (forecasted) purchases, royalties, dividends, licenses, management fees and interest expense/income. To manage foreign currency risk the company uses mainly foreign currency rate agreements, exchange traded foreign currency futures and cross currency interest rate swaps.

FOREIGN EXCHANGE RISK ON OPERATING ACTIVITIES
AB InBev’s policy is to hedge operating transactions which are reasonably expected to occur (e.g. cost of goods sold and selling, general & administrative expenses) within the forecast period determined in the financial risk management policy. Operating transactions that are considered certain to occur are hedged without any time limits.
Non-operating
transactions (such as acquisitions and disposals of subsidiaries) are hedged as soon as they are highly probable.
The table below shows the company’s main net foreign currency positions for firm commitments and forecasted transactions for the most important currency pairs. The open positions are the result of the application of AB InBev’s risk management policy. Positive amounts indicate that the company is long (net future cash inflows) in the first currency of the currency pair while negative amounts indicate that the company is short (net future cash outflows) in the first currency of the currency pair. The second currency of the currency pairs listed is the functional currency of the related subsidiary.

	31 December 2021			31 December 2020
	Total	Total	Open	Total	Total	Open
Million US dollar	exposure	hedges	position	exposure	hedges	position
Euro/Canadian dollar	(6)	6	—	(9)	9	—
Euro/Mexican peso	(112)	111	(1)	(106)	102	(4)
Euro/Pound sterling	(124)	112	(12)	(203)	130	(73)
Euro/South African rand	(79)	75	(4)	(95)	65	(30)
Euro/South Korean won	(39)	36	(3)	(40)	38	(2)
Euro/US dollar	(123)	100	(23)	(354)	284	(70)
Mexican peso/Euro	(254)	231	(23)	(249)	146	(103)
Pound sterling/Euro	(14)	22	8	(35)	36	1
US dollar/Argentinian peso	(661)	674	13	(602)	543	(59)
US dollar/Bolivian boliviano	(80)	75	(5)	(64)	56	(8)
US dollar/Brazilian real	(1 846)	1 618	(228)	(1 573)	1 577	4
US dollar/Canadian dollar	(304)	253	(51)	(302)	194	(108)
US dollar/Chilean peso	(171)	162	(9)	(151)	129	(22)
US dollar/Chinese yuan	(123)	116	(7)	(171)	201	30
US dollar/Colombian peso	(476)	434	(42)	(359)	352	(7)
US dollar/Euro	(103)	96	(7)	(98)	96	(2)
US dollar/Mexican peso	(1 236)	1 168	(68)	(1 032)	995	(37)
US dollar/Paraguayan guarani	(153)	139	(14)	(132)	125	(7)
US dollar/Peruvian nuevo sol	(292)	278	(14)	(225)	168	(57)
US dollar/South African rand	(196)	148	(48)	(130)	116	(14)
US dollar/South Korean won	(114)	79	(35)	(71)	70	(1)
US dollar/Uruguayan peso	(42)	42	—	(40)	39	(1)
Others	(323)	207	(116)	(260)	131	(129)
Further analysis on the impact of open currency exposures is performed in the currency sensitivity analysis below.
Hedges of firm commitm
e
nts and highly probable forecasted transactions denominated in foreign currency are designated as cash flow hedges.
Foreign exchange risk on foreign currency denominated debt
It is AB InBev’s policy to have the debt in the subsidiaries as much as possible linked to the functional currency of the subsidiary. To the extent this is not the case, foreign exchange risk is managed using derivatives unless the cost to hedge outweighs the benefits. Interest rate decisions and currency mix of debt and cash are decided on a global basis and take into consideration the holistic risk management approach.
A description of the foreign currency risk hedging of debt instruments issued in a currency other than the functional currency of the subsidiary is further detailed in the
Interest Rate Risk
section below.

Currency sensitivity analysis
Currency transactional risk
Most of AB InBev’s
non-derivative
financial instruments are either denominated in the functional currency of the subsidiary or are converted into the functional currency through the use of derivatives. Where illiquidity in the local market prevents hedging at a reasonable cost, the company can have open positions. The transactional foreign currency risk mainly arises from open positions in Brazilian real, Mexican Peso, Canadian dollar and South African rand against the US dollar and the euro. AB InBev estimated the reasonably possible change of exchange rate, on the basis of the average volatility on the open currency pairs, as follows:

	2021
	Closing rate	Possible	Volatility
	31 December 2021	closing rate 1	of rates in %
Euro/Mexican peso	23.31	21.04 - 25.59	9.75%
Euro/Pound sterling	0.84	0.80 - 0.88	5.15%
Euro/South Korean won	1 345.90	1 273.31 - 1 418.48	5.39%
Euro/US dollar	1.13	1.07 - 1.20	5.58%
Pound sterling/US dollar	1.35	1.26 - 1.43	6.36%
US dollar/Argentinian peso	102.75	99.72 - 105.78	2.95%
US dollar/Brazilian real	5.58	4.68 - 6.48	16.07%
US dollar/Canadian dollar	1.27	1.19 - 1.35	6.54%
US dollar/Chinese yuan	6.35	6.06 - 6.64	4.55%
US dollar/Colombian peso	3 977.14	3 568.65 - 4 385.62	10.27%
US dollar/Euro	0.88	0.83 - 0.93	5.58%
US dollar/Mexican peso	20.58	18.38 - 22.79	10.71%
US dollar/Nigerian naira	424.89	379.56 - 470.22	10.67%
US dollar/Peruvian nuevo sol	3.98	3.60 - 4.35	9.53%
US dollar/South African rand	15.95	13.74 - 18.15	13.82%
US dollar/South Korean won	1 188.32	1 092.29 - 1 284.36	8.08%
US dollar/Tanzanian shilling	2 305.28	2 236.69 - 2 373.88	2.98%
US dollar/Zambian kwacha	16.67	13.41 - 19.93	19.58%

	2020
	Closing rate	Possible	Volatility
	31 December 2020	closing rate 2	of rates in %
Euro/Mexican peso	24.48	19.38 - 29.58	20.83%
Euro/Pound sterling	0.90	0.82 - 0.98	9.09%
Euro/South Korean won	1 335.11	1 218.41 - 1 451.81	8.74%
Euro/US dollar	1.23	1.13 - 1.32	7.75%
Pound sterling/US dollar	1.36	1.22 - 1.51	10.79%
US dollar/Argentinian peso	84.14	74.55 - 93.73	11.40%
US dollar/Brazilian real	5.20	4.13 - 6.26	20.51%
US dollar/Canadian dollar	1.27	1.17 - 1.38	8.25%
US dollar/Chinese yuan	6.54	6.25 - 6.82	4.34%
US dollar/Colombian peso	3 438.52	2 908.55 - 3 968.50	15.41%
US dollar/Euro	0.81	0.75 - 0.88	7.75%
US dollar/Mexican peso	19.95	16.19 - 23.71	18.83%
US dollar/Nigerian naira	397.72	345.23 - 450.21	13.20%
US dollar/Peruvian nuevo sol	3.62	3.37 - 3.87	6.95%
US dollar/South African rand	14.69	12.19 - 17.18	16.99%
US dollar/South Korean won	1 088.02	1 000.21 - 1 175.84	8.07%
US dollar/Tanzanian shilling	2 321.74	2 205.30 - 2 438.18	5.02%
US dollar/Zambian kwacha	21.16	18.44 - 23.89	12.89%
In case the open positions in Brazilian real, Mexican Peso, Canadian dollar and South African rand as of 31 December 2021 remain unchanged, considering the volatility mentioned above and all other variables held constant, these currencies could lead to an increase/decrease on the consolidated profit before tax from continuing operations of approximately 54m US dollar over the next 12 months (31 December 2020: 30m US dollar considering the open positions in Mexican peso, Canadian dollar, Argentinean peso and Pound sterling; 31 December 2019: 22m US dollar).
Additionally, the AB InBev sensitivity analysis
1
to the foreign exchange rates on its total derivatives positions as of 31 December 2021, shows a positive/negative pre-tax
impact on equity reserves of 604m US dollar (31 December 2020: 850m US dollar; 31 December 2019: 548m US dollar).

1	Sensitivity analysis is assessed based on the yearly volatility using daily observable market data during 250 days at 31 December 2021.
2	Sensitivity analysis is assessed based on the yearly volatility using daily observable market data during 250 days at 31 December 2020.
Foreign exchange risk on net investments in foreign operations
AB InBev mitigates exposures of its investments in foreign operations using both derivative and non-derivative
financial instruments as hedging instruments.
As of 31 December 2021, designated derivative and
non-derivative
financial instruments in net investment hedges amount to 11 921m US dollar equivalent (31 December 2020: 9 691m US dollar) in Holding companies and approximately 589m US dollar equivalent at Ambev level (31 December 2020: 671m US dollar). These instruments hedge foreign operations with Canadian dollar, Chinese yuan, Dominican peso, euro, Mexican peso, pound sterling, South African rand, South Korean won, Nigerian Naira and US dollar functional currencies.
Net foreign exchange results
Foreign exchange results recognized on unhedged and hedged exposures are as follows:

Million US dollar	2021	2020	2019
Economic hedges	717	(181)	6
Other results - not hedged	(801)	195	(186)

	(84)	14	(180)

INTEREST RATE RISK
The company applies a dynamic interest rate hedging approach whereby the target mix between fixed and floating rate debt is reviewed periodically. The purpose of AB InBev’s policy is to achieve an optimal balance between the cost of funding and the volatility of financial results, while taking into account market conditions as well as AB InBev’s overall business strategy.
Fair value hedges
US dollar fixed rate bond hedges (interest rate risk on borrowings in US dollar)
The company manages and reduc
e
s the impact of changes in the US dollar interest rates on the fair value of certain fixed rate bonds with an aggregate principal amount of 1.0 billion US dollar through fixed/floating interest rate swaps. These derivative instruments have been designated in fair value hedge accounting relationships.
Cash flow hedges
Pound sterling bond hedges (foreign currency risk and interest rate risk on borrowings in pound sterling)
In September 2013, the company issued a pound sterling bond for 500m pound sterling at a rate of 4.00% per year and maturing in September 2025. The impact of changes in the pound sterling exchange rate and interest rate on this bond is managed and reduced through pound sterling fixed/euro fixed cross currency interest rate swaps. These derivative instruments have been designated in a cash flow hedge accounting.
US dollar bank loan hedges (foreign currency risk on borrowings against the Nigerian naira)
The company has a floating rate loan denominated in US dollar for a total of 268m in Nigeria. This loan is held by an entity with functional currency in Nigerian Naira. In order to hedge against fluctuations in foreign exchange rates, the company entered into foreign exchange futures which have been designated in cash flow hedge relationship.
Economic Hedges
Marketable debt security hedges (interest rate risk on Brazilian real)
During 2021, 2020 and 2019, Ambev invested in highly liquid Brazilian real denominated government debt securities.

Interest rate sensitivity analysis
The table below reflects the effective interest rates of interest-bearing financial liabilities at balance sheet date as well as the currency in which the debt is denominated.

31 December 2021	Before hedging		After hedging
Interest-bearing financial liabilities	Effective		Effective
Million US dollar	interest rate	Amount	interest rate	Amount
Floating rate
Australian dollar	1.03%	218	—	—
Canadian dollar	—	—	1.21%	2 043
Euro	—	1 113	—	1 113
Pound sterling	—	—	1.05%	1 002
South Korean won	—	—	1.67%	502
US dollar	1.67%	463	—	—
Other	7.22%	516	5.99%	1 504

		2 310		6 164

Fixed rate
Australian dollar	4.12%	324	—	—
Brazilian real	7.21%	420	7.21%	420
Canadian dollar	4.11%	626	4.29%	3 158
Euro	2.27%	21 654	2.11%	27 553
Pound sterling	4.35%	3 611	4.43%	2 937
South Korean won	3.85%	32	0.87%	1 695
US dollar	4.93%	59 399	5.41%	46 288
Other	11.42%	454	8.80%	615

		86 520		82 666

31 December 2020	Before hedging		After hedging
Interest-bearing financial liabilities	Effective		Effective
Million US dollar	interest rate	Amount	interest rate	Amount
Floating rate
Australian dollar	0.99%	231	—	—
Brazilian real	3.90%	164	3.90%	164
Canadian dollar	—	—	1.23%	1 895
Euro	0.15%	2 690	0.15%	2 690
Pound sterling	—	—	1.10%	937
US dollar	1.05%	617	1.13%	201
Other	7.30%	260	7.90%	573

		3 962		6 461

Fixed rate
Australian dollar	3.91%	846	—	—
Brazilian real	8.58%	578	8.58%	578
Canadian dollar	4.12%	613	4.29%	2 646
Euro	2.12%	26 092	2.15%	35 515
Pound sterling	4.30%	3 655	4.36%	2 973
South Korean won	—	—	1.30%	1 997
US dollar	4.91%	62 340	5.30%	47 892
Other	11.96%	479	11.72%	502

		94 602		92 103

As at 31 December 2021, the total carrying amount of the floating and fixed rate interest-bearing financial liabilities before hedging as listed above includes bank overdrafts of 53m US dollar (31 December 2020: 5m US dollar).

As disclosed in the above table, 6 164m US dollar or 6.9% of the company’s interest-bearing financial liabilities bears interest at a variable rate. The company estimated that the reasonably possible change of the market interest rates applicable to its floating rate debt after hedging is as follows:

	2021
	Interest rate	Possible	Volatility
	31 December 2021 1	interest rate 2	of rates in %
Brazilian real	8.88%	7.85% - 9.91%	11.58%
Euro	—	—	10.64%
US dollar	0.21%	0.11% - 0.31%	48.10%

	2020
	Interest rate	Possible	Volatility
	31 December 2020 1	interest rate 2	of rates in %
Brazilian real	2.09%	1.74% - 2.44%	16.77%
Euro	—	—	16.83%
US dollar	0.24%	0.10% - 0.38%	58.30%
When AB InBev applies the reasonably possible increase/decrease in the market interest rates mentioned above on its floating rate debt at 31 December 2021, with all other variables held constant, 2021 interest expense would have been 8m US dollar higher/lower (31 December 2020: 3m US dollar; 31 December 2019: 16m US dollar). This effect would be more than offset by 44m US dollar higher/lower interest income on AB InBev’s interest-bearing
financial assets (31 December 2020: 58m US dollar; 31 December 2019: 22m US dollar).
Interest expense
Interest expense recognized on unhedged and hedged financial liabilities are as follows:

Million US dollar	2021	2020	2019
Financial liabilities measured at amortized cost – not hedged	(3 836)	(4 154)	(4 264)
Fair value hedges	(6)	(1)	(46)
Cash flow hedges	17	19	15
Net investment hedges - hedging instruments (interest component)	—	2	2
Economic hedges	141	118	124

	(3 684)	(4 016)	(4 168)

COMMODITY PRICE RISK
The commodity markets have experienced and are expected to continue to experience price fluctuations. AB InBev therefore uses both fixed price purchasing contracts and commodity derivatives to manage the exposure to the price volatility. The most significant commodity exposures as at 31 December 2021 and 31 December 2020 are included in the table below (expressed in outstanding notional amounts):

Million US dollar	31 December 2021	31 December 2020
Aluminum swaps	1 241	1 184
Exchange traded sugar futures	85	74
Natural gas and energy derivatives	350	202
Corn swaps	292	160
Exchange traded wheat futures	129	83
Rice swaps	85	76
Plastic derivatives	93	50

	2 274	1 828

Commodity price sensitivity analysis
The impact of changes in the commodity prices would not have had a material impact on AB InBev’s profit in 2021 as most of the company’s exposure is hedged using derivative contracts and designated in hedge accounting in accordance with IFRS 9 rules.

1	Applicable 3-month InterBank Offered Rates as of 3 1 December 2021 and as of 31 December 2020.
2
Sensitivity analysis is assessed based on the yearly volatility using daily observable market data during 250 days at 3
1
 December 2021 and at December 2020. For the Brazilian real floating rate debt, the estimated market interest rate is composed of the InterBank Deposit Certificate (‘CDI’) and the Long-Term Interest Rate (‘TJLP’). With regard to other market interest rates, the company’s analysis is based on the 3-month InterBank Offered Rates applicable for the currencies concerned (e.g. EURIBOR 3M, LIBOR 3M). The sensitive analysis does not include any spread applicable to the company’s funding.

The tables below show the estimated impact that changes in the price of the commodities, for which AB InBev held material derivative exposures as at 31 December 2021 and 31 December 2020, would have on the equity reserves.

	2021
		Pre-tax impact on equity
Million US dollar	Volatility of prices in % 1	Prices increase	Prices decrease
Aluminum	23.09%	287	(287)
Sugar	26.39%	22	(22)
Energy	25.88%	91	(91)
Corn	23.26%	68	(68)
Wheat	29.24%	38	(38)
Rice	15.96%	14	(14)
Plastic	28.68%	27	(27)

	2020
		Pre-tax impact on equity
Million US dollar	Volatility of prices in % 2	Prices increase	Prices decrease
Aluminum	14.96%	177	(177)
Sugar	31.48%	23	(23)
Energy	47.08%	95	(95)
Corn	32.84%	52	(52)
Wheat	25.30%	21	(21)
Rice	46.17%	35	(35)
Plastic	26.74%	13	(13)
EQUITY PRICE RISK
AB InB
e
v enters into equity swap derivatives to hedge the price risk on its shares in connection with its share-based payments programs, as disclosed in Note 26
Share-based Payments.
AB InBev also hedges its exposure arising from shares issued in connection with the Modelo and SAB combination (see also Note 11
Finance cost and income
). These derivatives do not qualify for hedge accounting and the changes in fair value are recorded in the profit or loss.
As at 31 December 2021, an exposure for an equivalent of 100.5m of AB InBev shares was hedged, resulting in a total loss of (48)m US dollar recognized in the profit or loss account for the period, of which (23)m US dollar related to the company’s share-based payment programs, (13)m US dollar and (12)m US dollar related to the Modelo and SAB transactions respectively. As at 31 December 2021 liabilities for equity swap derivatives amounted to 5.4 billion US dollar (31 December 2020: 5.4 billion US dollar).
Equity price sensitivity analysis
The sensitivity analysis on the equity swap derivatives, calculated based on a 26.51% (2020: 53.87%; 2019: 25.20%) reasonably possible volatility of the AB InBev share price, with all the other variables held constant, would show 1 604m US dollar positive/negative impact on the 2021 profit before tax (31 December 2020: 3 787m US dollar; 31 December 2019: 2 066m US dollar).
CREDIT RISK
Credit risk encompasses all forms of counterparty exposure, i.e. where counterparties may default on their obligations to AB InBev in relation to lending, hedging, settlement and other financial activities. The company has a credit policy in place and the exposure to counterparty credit risk is monitored.
AB InBev mitigates its exposure through a variety of mechanisms. It has established minimum counterparty credit ratings and enters into transactions only with financial institutions of investment grade rating. The company monitors counterparty credit exposures closely and reviews any external downgrade in credit rating immediately. To mitigate pre-settlement
risk, counterparty minimum credit standards become more stringent with increases in the duration of the derivatives. To minimize the concentration of counterparty credit risk, the company enters into derivative transactions with different financial institutions.
The company also has master netting agreements with all of the financial institutions that are counterparties to over the counter (OTC) derivatives. These agreements allow for the net settlement of assets and liabilities arising from different transactions with the same counterparty. Based on these factors, AB InBev considers the impact of the risk of counterparty default as at 31 December 2021 to be limited.
The impairment loss recognized in 2020 included AB InBev’s estimate of overdue receivables the company would not be able to collect from defaulting customers as a result of the
COVID-19
pandemic.

1	Sensitivity analysis is assessed based on the yearly volatility using daily observable market data during 250 days at 31 December 2021.
2	Sensitivity analysis is assessed based on the yearly volatility using daily observable market data during 250 days at 31 December 2020.
Exposure to credit risk
The carrying am
o
unt of financial assets represents the maximum credit exposure of the company. The carrying amount is presented net of the impairment losses recognized. The maximum exposure to credit risk at the reporting date was:

	31 December 2021			31 December 2020
Million US dollar	Gross	Impairment	Net carrying amount	Gross	Impairment	Net carrying amount
Investment in unquoted companies	145	(6)	139	121	(6)	115
Investment in debt securities	396	—	396	418	—	418
Trade receivables	3 796	(331)	3 465	3 593	(308)	3 285
Cash deposits for guarantees	168	—	168	184	—	184
Loans to customers	117	—	117	142	—	142
Other receivables	1 272	(65)	1 207	1 299	(62)	1 237
Derivatives	669	—	669	965	—	965
Cash and cash equivalents	12 097	—	12 097	15 252	—	15 252

	18 660	(402)	18 258	21 974	(376)	21 598

There was no significant concentration of credit risks with any single counterparty as of 31 December 2021 and no single customer represented more than 10% of the total revenue of the group in 2021.
Impairment losses
The allowance for impairment recognized during the period per classes of financial assets was as follows:

	2021
Million US dollar	Trade receivables	FVOCI	Other receivables	Total
Balance at 1 January	(308)	(6)	(62)	(376)

Impairment losses	(34)	—	(3)	(37)
Derecognition	29	—	1	30
Currency translation and other	(18)	—	(1)	(19)

Balance at 31 December	(331)	(6)	(65)	(402)

	2020
Million US dollar	Trade receivables	FVOCI	Other receivables	Total
Balance at 1 January	(173)	(6)	(103)	(283)

Impairment losses	(93)	—	(6)	(99)
Derecognition	7	—	42	49
Currency translation and other	(50)	—	4	(46)

Balance at 31 December	(308)	(6)	(62)	(376)

	2019
Million US dollar	Trade receivables	FVOCI	Other receivables	Total
Balance at 1 January	(160)	(6)	(106)	(273)

Impairment losses	(51)	—	(30)	(81)
Derecognition	26	—	31	57
Currency translation and other	12	—	2	14

Balance at 31 December	(173)	(6)	(103)	(283)

LIQUIDITY RISK
Historically, AB InBev’s primary sources of cash flow have been cash flows from operating activities, the issuance of debt, bank borrowings and equity securities. AB InBev’s material cash requirements have included the following:

•	Debt servicing;

•	Capital expenditures;

•	Investments in companies;

•	Increases in ownership of AB InBev’s subsidiaries or companies in which it holds equity investments;

•	Share buyback programs; and

•	Payments of dividends and interest on shareholders’ equity.
The company believes that cash flows from operating activities, available cash and cash equivalents as well as short term investments, along with related derivatives and access to borrowing facilities, will be sufficient to fund capital expenditures, financial instrument liabilities and dividend payments going forward. It is the intention of the company to continue to reduce its financial indebtedness through a combination of strong operating cash flow generation and continued refinancing.

The following are the nominal contractual maturities of
non-derivative
financial liabilities including interest payments and derivative liabilities:

	31 December 2021
		Contractual	Less				More
	Carrying	cash	than				than
Million US dollar	amount 1	flows	1 year	1-2 years	2-3 years	3-5 years	5 years
Non-derivative financial liabilities
Secured bank loans	(628)	(636)	(551)	(53)	(5)	(9)	(18)
Unsecured bank loans	(106)	(106)	(106)	—	—	—	—
Unsecured bond issues	(85 726)	(152 064)	(3 479)	(3 596)	(6 192)	(13 800)	(124 997)
Unsecured other loans	(40)	(84)	(11)	(48)	(5)	(4)	(16)
Lease liabilities	(2 277)	(2 429)	(497)	(470)	(337)	(450)	(675)
Bank overdraft	(53)	(53)	(53)	—	—	—	—
Trade and other payables	(26 442)	(26 643)	(25 424)	(314)	(507)	(96)	(302)

	(115 272)	(182 015)	(30 121)	(4 481)	(7 046)	(14 359)	(126 008)

Derivative financial liabilities
Foreign exchange derivatives	(166)	(166)	(166)	—	—	—	—
Cross currency interest rate swaps	(273)	(293)	(147)	(35)	(32)	(56)	(23)
Commodity derivatives	(34)	(34)	(34)	—	—	—	—
Equity derivatives	(5 412)	(5 420)	(5 420)	—	—	—	—

	(5 885)	(5 913)	(5 767)	(35)	(32)	(56)	(23)

Of which: related to cash flow hedges	(203)	(203)	(170)	—	—	(29)	(4)

	31 December 2020
		Contractual	Less				More
	Carrying	cash	than				than
Million US dollar	amount 1	flows	1 year	1-2 years	2-3 years	3-5 years	5 years
Non-derivative financial liabilities
Secured bank loans	(702)	(735)	(675)	(14)	(12)	(10)	(24)
Commercial papers	(1 522)	(1 522)	(1 522)	—	—	—	—
Unsecured bank loans	(294)	(299)	(299)	—	—	—	—
Unsecured bond issues	(93 725)	(165 812)	(3 582)	(4 057)	(3 823)	(16 557)	(137 793)
Unsecured other loans	(83)	(115)	(13)	(8)	(6)	(57)	(31)
Lease liabilities	(2 234)	(2 455)	(460)	(425)	(315)	(424)	(831)
Bank overdraft	(5)	(5)	(5)	—	—	—	—
Trade and other payables	(24 496)	(24 688)	(22 906)	(1 103)	(135)	(197)	(347)

	(123 061)	(195 631)	(29 462)	(5 607)	(4 291)	(17 245)	(139 026)

Derivative financial liabilities
Foreign exchange derivatives	(696)	(696)	(696)	—	—	—	—
Cross currency interest rate swaps	(709)	(852)	(8)	(575)	(98)	(132)	(39)
Commodity derivatives	(26)	(26)	(26)	—	—	—	—
Equity derivatives	(5 373)	(5 372)	(4 455)	(917)	—	—	—

	(6 803)	(6 946)	(5 184)	(1 492)	(98)	(132)	(39)

Of which: related to cash flow hedges	(418)	(418)	(353)	—	—	(65)	—

1	“Carrying amount” refers to net book value as recognized in the balance sheet at each reporting date.

CAPITAL MANAGEMENT
AB InBev continuously optimizes its capital structure to maximize shareholder value while keeping the financial flexibility to execute strategic projects. AB InBev’s c
a
pital structure policy and framework aims to optimize shareholder value through cash flow distribution to the company from its subsidiaries, while maintaining an investment-grade rating and minimizing investments with returns below AB InBev’s weighted average cost of capital. Besides the statutory minimum equity funding requirements that apply to the company’s subsidiaries in the different countries, AB InBev is not subject to any externally imposed capital r
e
quirements. Management uses the same debt/equity classifications as applied in the company’s IFRS reporting to analyze the capital structure.
FAIR VALUE
The following table summarizes for each type of derivative the fair values recognized as assets or liabilities in the balance sheet:

	Assets		Liabilities		Net
	31 December	31 December	31 December	31 December	31 December	31 December
Million US dollar	2021	2020	2021	2020	2021	2020
Foreign currency
Forward exchange contracts	238	480	(129)	(691)	109	(211)
Foreign currency futures	—	36	(37)	(5)	(37)	31
Interest rate
Interest rate swaps	38	80	—	—	38	80
Cross currency interest rate swaps	111	107	(273)	(709)	(162)	(602)
Commodities
Aluminum swaps	178	170	(20)	(10)	158	160
Sugar futures	13	10	—	—	13	10
Energy	29	9	(2)	(7)	27	2
Other commodity derivatives	62	46	(13)	(8)	50	37
Equity
Equity derivatives	—	27	(5 412)	(5 373)	(5 412)	(5 346)

	669	965	(5 886)	(6 804)	(5 216)	(5 839)

Of which:
Non-current	48	138	(100)	(1 759)	(52)	(1 621)
Current	621	827	(5 786)	(5 046)	(5 164)	(4 218)
The following table summarizes the carrying amount and the fair value of the fixed rate interest-bearing financial liabilities as recognized on the balance sheet. Floating rate interest-bearing financial liabilities, trade and other receivables and trade and other payables, including derivatives financial instruments, have been excluded from the analysis as their carrying amount is a reasonable approximation of their fair value:

Interest-bearing financial liabilities	31 December 2021		31 December 2020
Million US dollar	Carrying amount 1	Fair value	Carrying amount 1	Fair value
Fixed rate
Australian dollar	(324)	(366)	(846)	(964)
Brazilian real	(420)	(419)	(578)	(578)
Canadian dollar	(626)	(605)	(613)	(633)
Euro	(21 654)	(23 801)	(26 092)	(29 809)
Pound sterling	(3 611)	(3 913)	(3 655)	(4 301)
US dollar	(59 399)	(75 261)	(62 340)	(81 771)
Other	(486)	(471)	(479)	(480)

	(86 520)	(104 836)	(94 602)	(118 536)

1	“Carrying amount” refers to net book value as recognized in the balance sheet at each reporting date.

The table sets out the fair value hierarchy based on the degree to which significant market inputs are observable:

Fair value hierarchy 31 December 2021	Quoted (unadjusted)	Observable market	Unobservable market
Million US dollar	prices - level 1	inputs - level 2	inputs - level 3
Financial Assets
Held for trading (non-derivatives)	—	9	—
Derivatives at fair value through profit and loss	—	155	—
Derivatives in a cash flow hedge relationship	58	352	—
Derivatives in a fair value hedge relationship	—	17	—
Derivatives in a net investment hedge relationship	—	87	—

	58	620	—

Financial Liabilities
Deferred consideration on acquisitions at fair value	—	—	832
Derivatives at fair value through profit and loss	—	5 611	—
Derivatives in a cash flow hedge relationship	52	141	—
Derivatives in a net investment hedge relationship	—	82	—

	52	5 834	832

Fair value hierarchy 31 December 2020	Quoted (unadjusted)	Observable market	Unobservable market
Million US dollar	prices - level 1	inputs - level 2	inputs - level 3
Financial Assets
Held for trading (non-derivatives)	—	11	—
Derivatives at fair value through profit and loss	—	457	—
Derivatives in a cash flow hedge relationship	29	343	—
Derivatives in a fair value hedge relationship	—	80	—
Derivatives in a net investment hedge relationship	—	57	—

	29	948	—

Financial Liabilities
Deferred consideration on acquisitions at fair value	—	—	1 251
Derivatives at fair value through profit and loss	—	6 119	—
Derivatives in a cash flow hedge relationship	46	353	—
Derivatives in a net investment hedge relationship	—	287	—

	46	6 759	1 251

Non-derivative
financial liabilities
As part of the 2012 shareholders agreement between Ambev and ELJ, following the acquisition of Cervecería Nacional Dominicana S.A. (“CND”), a forward-purchase contract (combination of a put option and purchased call option) was put in place which may result in Ambev acquiring additional shares in CND. In July 2020, Ambev and ELJ amended the Shareholders’ Agreement to extend their partnership and change the terms and the exercise date of the call and put options. ELJ currently holds 15% of CND and the put option is exercisable in 2022, 2023, 2024 and 2026. As at 31 December 2021, the put option on the remaining shares held by ELJ was valued at 589m US dollar (31 December 2020: 671m US dollar) and recognized as a deferred consideration on acquisitions at fair value in the “level 3” category above.
HEDGING RESERVES
The company’s hedging reserves disclosed in Note 22 relate to the following instruments:

Million US dollar	Foreign currency	Commodities	Others	Total hedging reserves
As per 1 January 2021	20	274	84	376

Change in fair value of hedging instrument recognized in OCI	766	123	—	888
Reclassified to profit or loss / cost of inventory	(107)	(703)	27	(783)

As per 31 December 2021	679	(306)	111	481

Million US dollar	Foreign currency	Commodities	Others	Total hedging reserves
As per 1 January 2020	174	117	107	397

Change in fair value of hedging instrument recognized in OCI	353	31	—	384
Reclassified to profit or loss / cost of inventory	(507)	126	(23)	(404)

As per 31 December 2020	20	274	84	376

OFFSETTING FINANCIAL ASSETS AND LIABILITIES
The following financial assets and liabilities are subject to offsetting, enforceable master netting agreements and similar agreements:

	31 December 2021
Million US dollar	Gross amount	Net amount recognized in the statement of financial position 1	Other offsetting agreements 2	Total net amount
Derivative assets	670	670	(651)	19
Derivative liabilities	(5 886)	(5 886)	651	(5 235)

	31 December 2020
Million US dollar	Gross amount	Net amount recognized in the statement of financial position 1	Other offsetting agreements 2	Total net amount
Derivative assets	965	965	(954)	11
Derivative liabilities	(6 804)	(6 804)	954	(5 851)